UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-21529

The Gabelli Global Utility & Income Trust
(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Global Utility & Income Trust Semiannual Report — June 30, 2016
Mario J. Gabelli, CFA
Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2016, the net asset value (“NAV”) total return of The Gabelli Global Utility & Income Trust (the “Fund”) was 14.7%, compared with a total return of 23.4% for the Standard & Poor’s (“S&P”) 500 Utilities Index. The total return for the Fund’s publicly traded shares was 15.3%. The Fund’s NAV per share was $21.78, while the price of the publicly traded shares closed at $18.59 on the NYSE MKT. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2016.

Comparative Results

Average Annual Returns through June 30, 2016 (a) (Unaudited)
	Year to Date	1 Year	5 Year	10 Year	Since Inception (05/28/04)
Gabelli Global Utility & Income Trust
NAV Total Return (b)	14.68%	9.12%	7.05%	6.71%	7.69%
Investment Total Return (c)	15.31	9.78	5.04	7.29	6.44
S&P 500 Utilities Index	23.41	31.47	13.82	9.21	11.13
Lipper Utility Fund Average	19.78	14.79	10.79	8.32	10.48
S&P 500 Index	3.84	3.99	12.10	7.42	7.54
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. The S&P 500 Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for the rights offering and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE MKT, reinvestment of distributions, and adjustments for the rights offering. Since inception return is based on an initial offering price of $20.00.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2016:

The Gabelli Global Utility & Income Trust

Energy and Utilities: Integrated	23.9%
Telecommunications	14.9%
U.S. Government Obligations	14.6%
Natural Gas Utilities	6.9%
Cable and Satellite	6.4%
Food and Beverage	5.2%
Water	3.8%
Electric Transmission and Distribution	3.5%
Wireless Communications	3.3%
Natural Gas Integrated	3.1%
Electronics	2.3%
Financial Services	1.9%
Services	1.4%
Diversified Industrial	1.3%
Entertainment	1.2%
Health Care	1.0%
Oil	0.9%
Hotels and Gaming	0.7%
Aerospace	0.7%

Business Services	0.5%
Alternative Energy	0.5%
Specialty Chemicals	0.5%
Building and Construction	0.3%
Machinery	0.3%
Real Estate	0.2%
Environmental Services	0.2%
Transportation	0.2%
Independent Power Producers and Energy Traders	0.1%
Consumer Products	0.1%
Automotive	0.1%
Metals and Mining	0.0%*
Retail	0.0%*

100.0%

*	Amount represents less than 0.05%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Global Utility & Income Trust

Schedule of Investments — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 85.0%
	ENERGY AND UTILITIES — 45.4%
	Alternative Energy — 0.5%
	U.S. Companies
15,000	NextEra Energy Partners LP	$373,624	$455,700
6,000	Ormat Technologies Inc.	164,111	262,560

		537,735	718,260

	Electric Transmission and Distribution — 3.5%
	Non U.S. Companies
6,000	Algonquin Power & Utilities Corp.	30,772	55,219
28,000	Enersis Chile SA, ADR	78,326	163,240
11,000	Fortis Inc.	336,284	371,818
8,775	National Grid plc, ADR	401,681	652,246
5,000	Red Electrica Corporacion SA	227,553	444,845

	U.S. Companies
3,000	Consolidated Edison Inc.	143,440	241,320
12,000	Twin Disc Inc.	197,787	128,880
2,000	Unitil Corp.	85,144	85,340
42,000	WEC Energy Group Inc.	1,584,719	2,742,600

		3,085,706	4,885,508

	Energy and Utilities: Integrated — 23.9%
	Non U.S. Companies
150,000	A2A SpA	276,010	196,094
3,000	Areva SA†	57,303	10,820
20,000	BP plc, ADR	749,559	710,200
180	Brookfield Business Partners LP†	5,081	3,436
11,000	Chubu Electric Power Co. Inc.	194,672	154,297
152,000	Datang International Power Generation Co. Ltd., Cl. H	59,610	42,320
1,000	E.ON SE	12,547	10,017
12,000	E.ON SE, ADR	214,172	121,440
9,760	EDP - Energias de Portugal SA, ADR	262,599	299,437
10,000	Electric Power Development Co. Ltd.	252,321	230,378
5,500	Emera Inc.	152,289	206,982
10,000	Endesa SA	238,331	200,089
76,000	Enel SpA	432,811	335,679
28,000	Enersis Americas SA, ADR	88,325	240,240
1,000	Eni SpA	20,630	16,114
217,100	Hera SpA	426,556	592,200
12,000	Hokkaido Electric Power Co. Inc.	127,300	96,102
18,000	Hokuriku Electric Power Co.	274,290	220,501
17,000	Huaneng Power International Inc., ADR	551,217	424,490
101,904	Iberdrola SA	536,347	688,370
5,000	Iberdrola SA, ADR	158,624	135,500

Shares		Cost	Market Value

34,000	Korea Electric Power Corp., ADR	$392,916	$881,620
22,000	Kyushu Electric Power Co. Inc.	297,967	217,731
10,000	Shikoku Electric Power Co. Inc.	171,759	116,787
12,000	The Chugoku Electric Power Co. Inc.	188,947	150,951
18,000	The Kansai Electric Power Co. Inc.†	233,505	172,810
8,000	Tohoku Electric Power Co. Inc.	126,339	99,705
2,000	Verbund AG	33,429	28,210

	U.S. Companies
2,000	ALLETE Inc.	71,269	129,260
21,000	Ameren Corp.	816,820	1,125,180
29,000	American Electric Power Co. Inc.	911,867	2,032,610
5,000	Avista Corp.	145,830	224,000
4,500	Black Hills Corp.	120,509	283,680
10,000	Dominion Resources Inc.	406,566	779,300
17,000	Duke Energy Corp.(a)	754,741	1,458,430
4,000	El Paso Electric Co.	77,953	189,080
32,000	Eversource Energy(a)	700,615	1,916,800
25,000	Great Plains Energy Inc.	523,930	760,000
16,000	Hawaiian Electric Industries Inc.	394,905	524,640
15,500	MGE Energy Inc.	339,986	875,983
10,000	NextEra Energy Inc.	487,760	1,304,000
45,000	NiSource Inc.	354,194	1,193,400
11,000	NorthWestern Corp.	321,444	693,770
39,000	OGE Energy Corp.	481,892	1,277,250
28,251	Otter Tail Corp.	752,137	946,126
1,000	PG&E Corp.	33,930	63,920
15,000	Pinnacle West Capital Corp.	610,094	1,215,900
7,000	PPL Corp.	197,367	264,250
29,000	Public Service Enterprise Group Inc.	965,990	1,351,690
18,000	SCANA Corp.	646,320	1,361,880
1,000	Talen Energy Corp.†	10,910	13,550
38,000	The AES Corp.	360,232	474,240
13,000	The Empire District Electric Co.	404,500	441,610
38,000	The Southern Co.	1,120,131	2,037,940
15,000	Vectren Corp.	360,570	790,050
36,000	Westar Energy Inc.	763,859	2,019,240
27,000	Xcel Energy Inc.	457,904	1,209,060

		20,129,681	33,559,359

	Natural Gas Integrated — 3.1%
	Non U.S. Companies
80,000	Snam SpA	288,733	475,863

	U.S. Companies
6,000	Anadarko Petroleum Corp.	527,039	319,500
3,000	Apache Corp.	145,616	167,010
12,000	CONSOL Energy Inc.	162,324	193,080
1,000	Energen Corp.	30,935	48,210
10,000	Kinder Morgan Inc.	185,160	187,200

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Natural Gas Integrated (Continued)
	U.S. Companies (Continued)
30,000	National Fuel Gas Co.	$1,324,590	$1,706,400
4,000	ONEOK Inc.	45,265	189,800
30,000	Spectra Energy Corp.	634,201	1,098,900

		3,343,863	4,385,963

	Natural Gas Utilities — 6.9%
	Non U.S. Companies
1,500	Enagas SA	37,053	45,453
1,890	Engie	49,337	30,434
9,954	Engie, ADR	302,490	161,354

	U.S. Companies
20,000	AGL Resources Inc.	894,170	1,319,400
10,000	Atmos Energy Corp.	246,554	813,200
2,400	Chesapeake Utilities Corp.	46,490	158,832
190,000	Columbia Pipeline Group Inc.	4,220,845	4,843,100
1,000	ONE Gas Inc.	6,172	66,590
14,500	Piedmont Natural Gas Co. Inc.	702,590	871,740
5,000	Questar Corp.	124,950	126,850
14,000	Southwest Gas Corp.	547,985	1,101,940
2,000	Spire Inc.	70,415	141,680

		7,249,051	9,680,573

	Oil — 0.9%
	Non U.S. Companies
3,600	PetroChina Co. Ltd., ADR	253,612	244,512
10,000	Petroleo Brasileiro SA, ADR†	104,830	71,600
9,000	Royal Dutch Shell plc, Cl. A, ADR	460,931	496,980

	U.S. Companies
9,000	Atlas Resource Partners LP	6,625	4,861
1,000	Chevron Corp.	60,050	104,830
2,000	ConocoPhillips	57,018	87,200
4,000	Devon Energy Corp.	119,654	145,000
1,000	Exxon Mobil Corp.	45,500	93,740

		1,108,220	1,248,723

	Services — 1.2%
	Non U.S. Companies
10,000	ABB Ltd., ADR	123,092	198,300
120,000	Weatherford International plc†	1,636,936	666,000

	U.S. Companies
10,000	AZZ Inc.	359,505	599,800
3,500	Halliburton Co.	110,825	158,515
1,400	National Oilwell Varco Inc.	40,391	47,110

		2,270,749	1,669,725

Shares		Cost	Market Value

	Water — 3.8%
	Non U.S. Companies
5,000	Consolidated Water Co. Ltd.	$60,554	$65,300
110,000	Severn Trent plc	2,578,294	3,565,771
37,090	United Utilities Group plc	366,828	511,045

	U.S. Companies
10,000	Aqua America Inc.	119,790	356,600
5,400	California Water Service Group	76,295	188,622
4,000	Middlesex Water Co.	75,033	173,520
12,000	SJW Corp.	206,796	472,560

		3,483,590	5,333,418

	Diversified Industrial — 1.3%
	Non U.S. Companies
9,000	Bouygues SA	300,585	258,983
15,800	Jardine Matheson Holdings Ltd.	858,553	921,298
17,000	Jardine Strategic Holdings Ltd.	566,077	513,060

	U.S. Companies
7,000	General Electric Co.	179,490	220,360

		1,904,705	1,913,701

	Environmental Services — 0.2%
	Non U.S. Companies
500	Suez	0	7,813
12,000	Veolia Environnement SA	184,423	259,283

		184,423	267,096

	Independent Power Producers and Energy Traders — 0.1%
	U.S. Companies
9,000	NRG Energy Inc.	217,490	134,910

	TOTAL ENERGY AND UTILITIES	43,515,213	63,797,236

	COMMUNICATIONS — 24.5%
	Cable and Satellite — 6.4%
	Non U.S. Companies
10,000	Cogeco Inc.	195,069	432,137
25,105	Liberty Global plc, Cl. A†	509,910	729,551
62,488	Liberty Global plc, Cl. C†	1,243,370	1,790,283
5,529	Liberty Global plc LiLAC, Cl. A†	131,944	178,359
13,719	Liberty Global plc LiLAC, Cl. C†	337,575	445,719
59,000	Rogers Communications Inc., Cl. B	2,337,872	2,383,600
42,000	Sky plc	507,127	474,140

	U.S. Companies
723	Charter Communications Inc., Cl. A†	98,844	165,307
12,000	Comcast Corp., Cl. A	260,264	782,280
26,000	DISH Network Corp., Cl. A†	444,440	1,362,400

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Cable and Satellite (Continued)
	U.S. Companies (Continued)
6,000	EchoStar Corp., Cl. A†	$150,819	$238,200
168	Liberty Broadband Corp., Cl. B†	8,321	10,785

		6,225,555	8,992,761

	Telecommunications — 14.8%
	Non U.S. Companies
45,000	BCE Inc., Toronto	1,404,465	2,128,950
48,000	BT Group plc, ADR	797,408	1,336,800
40,000	Deutsche Telekom AG, ADR	658,775	679,200
25,651	Global Telecom Holding SAE, GDR†	78,433	47,454
1,375,000	Koninklijke KPN NV	4,141,296	4,966,846
15,000	Koninklijke KPN NV, ADR	114,993	55,350
11,000	Manitoba Telecom Services Inc.	302,584	322,946
5,000	Orange SA, ADR	59,302	82,100
29,651	Orascom Telecom Media and Technology Holding SAE, GDR†	43,481	11,504
80,000	Pharol SGPS SA	19,399	9,233
13,000	Proximus SA	331,463	410,803
1,200	Swisscom AG	384,765	593,180
1,000	Swisscom AG, ADR	43,980	49,760
20,000	Telecom Italia SpA†	19,045	16,313
9,000	Telefonica Brasil SA, ADR	151,115	122,400
39,300	Telefonica Deutschland Holding AG	212,007	161,064
49,263	Telefonica SA, ADR	718,984	467,013
70,000	Telekom Austria AG	606,149	405,504
23,000	Telenet Group Holding NV†	1,047,596	1,044,201
1,000	Telesites SAB†	759	618
40,000	VimpelCom Ltd., ADR	239,351	155,200

	U.S. Companies
75,000	AT&T Inc.	1,820,699	3,240,750
21,000	CenturyLink Inc.	658,367	609,210
60,000	Cincinnati Bell Inc.†	181,440	274,200
20,000	Level 3 Communications Inc.†	768,703	1,029,800
40,045	Sprint Corp.†	211,260	181,404
1,000	T-Mobile US Inc.†	22,694	43,270
41,725	Verizon Communications Inc.	1,709,411	2,329,924

		16,747,924	20,774,997

	Wireless Communications — 3.3%
	Non U.S. Companies
1,000	America Movil SAB de CV, Cl. L, ADR	15,150	12,260

Shares		Cost	Market Value

33,000	Millicom International Cellular SA, SDR	$2,309,332	$2,008,699
4,000	Mobile TeleSystems PJSC, ADR	54,874	33,120
2,000	SK Telecom Co. Ltd., ADR	40,399	41,840
16,000	Turkcell Iletisim Hizmetleri A/S, ADR†	206,267	146,400
70,000	Vodafone Group plc, ADR	3,251,717	2,162,300

	U.S. Companies
7,500	United States Cellular Corp.†	264,225	294,525

		6,141,964	4,699,144

	TOTAL COMMUNICATIONS	29,115,443	34,466,902

	OTHER — 15.1%
	Aerospace — 0.7%
	Non U.S. Companies
101,300	Rolls-Royce Holdings plc.	830,752	959,502
7,192,300	Rolls-Royce Holdings plc, Cl. C†	10,452	9,575

		841,204	969,077

	Automotive — 0.1%
	Non U.S. Companies
1,500	Ferrari NV	61,323	61,395

	Building and Construction — 0.0%
	Non U.S. Companies
500	Acciona SA	25,414	36,195

	Business Services — 0.5%
	Non U.S. Companies
25,000	Sistema JSFC, GDR	193,911	188,250

	U.S. Companies
23,000	Diebold Inc.	750,926	571,090

		944,837	759,340

	Consumer Products — 0.1%
	U.S. Companies
1,000	The Procter & Gamble Co.	80,450	84,670

	Electronics — 2.3%
	Non U.S. Companies
110,000	Sony Corp., ADR	2,105,643	3,228,500

	Entertainment — 1.2%
	Non U.S. Companies
20,000	Grupo Televisa SAB, ADR	600,626	520,800
65,000	Vivendi SA	1,669,766	1,219,066

		2,270,392	1,739,866

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Financial Services — 1.9%
	Non U.S. Companies
7,000	Deutsche Bank AG†	$197,907	$96,110
3,000	GAM Holding AG	29,320	31,797
16,000	Kinnevik AB, Cl. A	450,893	413,204
75,000	Resona Holdings Inc.	392,067	270,179

	U.S. Companies
1,500	M&T Bank Corp.	167,637	177,345
10,100	National Interstate Corp.	287,661	305,525
10,000	The Bank of New York Mellon Corp.	398,640	388,500
1,000	The Goldman Sachs Group Inc.	160,212	148,580
10,000	The Hartford Financial Services Group Inc.	343,640	443,800
3,000	The PNC Financial Services Group Inc.	250,251	244,170
1,500	UGI Corp.	41,980	67,875

		2,720,208	2,587,085

	Food and Beverage — 5.2%
	Non U.S. Companies
120	Chocoladefabriken Lindt & Sprungli AG	604,646	712,750
3,000	Chr. Hansen Holding A/S	114,931	196,018
65,000	Cott Corp.	474,501	907,400
40,000	Davide Campari-Milano SpA	346,184	394,185
1,000	Diageo plc	32,986	27,777
10,000	Diageo plc, ADR	1,226,392	1,128,800
7,500	Heineken NV	513,513	688,908
17,000	Nestlé SA	1,241,281	1,308,295
3,000	Pernod Ricard SA	345,918	333,259
1,000	Yakult Honsha Co. Ltd.	51,696	51,130

	U.S. Companies
6,000	General Mills Inc.	298,740	427,920
2,300	International Flavors & Fragrances Inc.	226,689	289,961
8,000	McCormick & Co. Inc., Non-Voting	565,286	853,360

		6,042,763	7,319,763

	Health Care — 1.0%
	U.S. Companies
10,000	Johnson & Johnson	969,308	1,213,000
4,000	Owens & Minor Inc.	140,388	149,520

		1,109,696	1,362,520

	Hotels and Gaming — 0.7%
	Non U.S. Companies
115,000	Genting Singapore plc	122,615	61,892

Shares		Cost	Market Value

340,000	Mandarin Oriental International Ltd.	$560,861	$460,700

	U.S. Companies
10,000	Ryman Hospitality Properties Inc.	458,079	506,500

		1,141,555	1,029,092

	Machinery — 0.3%
	Non U.S. Companies
10,000	CNH Industrial NV	74,400	71,500

	U.S. Companies
6,000	Xylem Inc.	173,899	267,900

		248,299	339,400

	Metals and Mining — 0.0%
	U.S. Companies
3,500	Ampco-Pittsburgh Corp.	68,602	39,585

	Real Estate — 0.2%
	Non U.S. Companies
9,000	Brookfield Asset Management Inc., Cl. A.	149,494	297,630

	Services — 0.2%
	Non U.S. Companies
17,403	USG People NV†	335,908	337,206

	Specialty Chemicals — 0.5%
	Non U.S. Companies
10,000	Axalta Coating Systems Ltd.†	292,670	265,300

	U.S. Companies
4,000	The Valspar Corp.	427,960	432,120

		720,630	697,420

	Transportation — 0.2%
	U.S. Companies
6,000	GATX Corp.	225,750	263,820

	TOTAL OTHER	19,092,168	21,152,564

	TOTAL COMMON STOCKS	91,722,824	119,416,702

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	COMMUNICATIONS — 0.1%
	Telecommunications — 0.1%
	U.S. Companies
1,600	Cincinnati Bell Inc., 6.750%, Ser. B	36,882	79,264

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	RIGHTS — 0.0%
	OTHER — 0.0%
	Retail — 0.0%
	U.S. Companies
60,000	Safeway Casa Ley, CVR, expire 01/30/19†	$10,159	$21,000
60,000	Safeway PDC, CVR, expire 01/30/17†	488	2,928

	TOTAL RIGHTS	10,647	23,928

	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Wireless Communications — 0.0%
	Non U.S. Companies
6,000	Bharti Airtel Ltd., expire 08/04/16†(b)	28,648	32,592

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.3%
	OTHER — 0.3%
	Building and Construction — 0.3%
	U.S. Companies
$525,000	Layne Christensen Co. 4.250%, 11/15/18	517,714	459,047

	U.S. GOVERNMENT OBLIGATIONS — 14.6%
20,459,000	U.S. Treasury Bills, 0.140% to 0.511%††, 07/14/16 to 12/08/16(c)	20,438,247	20,447,430

TOTAL INVESTMENTS — 100.0%		$112,754,962	140,458,963

		Settlement Date	Unrealized Appreciation/ Depreciation
	FORWARD FOREIGN EXCHANGE CONTRACTS (d) — 0.0%
300,000(e)	Deliver Euros in exchange for United States Dollars 331,842	07/29/16	(1,437)

Notional Amount		Termination Date
	EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENT(F)

$ 446,535	Rolls-Royce Holdings plc†	06/28/17	27,060

(50,000 Shares)

Market Value

Other Assets and Liabilities (Net)	$370,674

PREFERRED STOCK (1,026,082 preferred shares outstanding)	(51,304,100)

NET ASSETS — COMMON SHARES (4,111,297 common shares outstanding)	$89,551,160

NET ASSET VALUE PER COMMON SHARE ($89,551,160 ÷ 4,111,297 shares outstanding)	$21.78

(a)	Securities, or a portion thereof, with a value of $1,311,210, were reserved and/or pledged with the custodian for equity contract for difference swap agreements and forward foreign exchange contracts.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the market value of the Rule 144A security amounted to $32,592 or 0.02% of total investments.

(c)	At June 30, 2016, $400,000 of the principal amount was pledged as collateral for equity contract for difference swap agreements and forward foreign exchange contracts.
(d)	At June 30, 2016, the Fund had entered into forward foreign exchange contracts with State Street Bank and Trust Co.
(e)	Principal amount denoted in Euros.
(f)	At June 30, 2016, the Fund had entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
JSFC	Joint Stock Financial Corporation
PJSC	Public Joint Stock Company
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
United States	60.8%	$ 85,461,262
Europe	26.8	37,672,755
Canada	5.1	7,106,682
Japan	3.6	5,009,071
Latin America	2.5	3,515,452
Asia/Pacific	1.2	1,634,782
Africa/Middle East	0.0	58,959
Total Investments	100.0%	$140,458,963

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets:
Investments, at value (cost $112,754,962)	$140,458,963
Foreign currency, at value (cost $427,465)	427,256
Cash	2,882
Dividends and interest receivable	451,610
Unrealized appreciation on swap contracts	27,060
Deferred offering expense	7,038
Prepaid expenses	2,125
Receivable for custody fees reimbursement	169,189

Total Assets	141,546,123

Liabilities:
Distributions payable	21,662
Payable for investments purchased	505,480
Payable for payroll expenses	35,202
Payable for investment advisory fees	56,639
Payable for accounting fees	11,250
Unrealized depreciation on forward foreign exchange contracts	1,437
Other accrued expenses	59,193

Total Liabilities	690,863

Preferred Shares:
Series A Cumulative Preferred Shares ($50 liquidation value, $0.001 par value, 1,200,000 shares authorized with 1,026,082 shares issued and outstanding)	51,304,100

Net Assets Attributable to Common Shareholders	$89,551,160

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$60,765,061
Undistributed net investment income	758,805
Accumulated net realized gain on investments, swaps contracts, and foreign currency transactions	308,626
Net unrealized appreciation on investments	27,704,001
Net unrealized appreciation on swap contracts	27,060
Net unrealized depreciation on foreign currency translations	(12,393)

Net Assets	$89,551,160

Net Asset Value per Common Share:
($89,551,160 ÷ 4,111,297 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$21.78

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $148,866)	$2,662,957
Interest	39,706

Total Investment Income	2,702,663

Expenses:
Investment advisory fees	335,191
Payroll expenses	60,380
Shareholder communications expenses	40,906
Legal and audit fees	27,699
Trustees’ fees	26,750
Shareholder services fees	24,437
Accounting fees	22,500
Custodian fees	15,217
Interest expense	12
Miscellaneous expenses	33,871

Total Expenses	586,963

Less:
Expenses paid indirectly by broker (See Note 3)	(1,018)
Reimbursement for custody fees	(169,189)

Total Credits and Reimbursements	(170,207)

Net Expenses	416,756

Net Investment Income	2,285,907

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency:
Net realized gain on investments	2,093,393
Net realized gain on swap contracts	22,811
Net realized loss on foreign currency transactions	(11,284)

Net realized gain on investments, swap contracts, and foreign currency transactions	2,104,920

Net change in unrealized appreciation/depreciation:
on investments	7,894,517
on swap contracts	67,688
on foreign currency translations	(6,324)

Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	7,955,881

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency	10,060,801

Net Increase in Net Assets Resulting from Operations	12,346,708

Total Distributions to Preferred Stock Shareholders	(774,123)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$11,572,585

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
Operations:
Net investment income	$2,285,907		$2,449,308
Net realized gain/(loss) on investments, swap contracts, and foreign currency transactions	2,104,920		(197,055)
Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	7,955,881		(5,503,526)

Net Increase/(Decrease) in Net Assets Resulting from Operations	12,346,708		(3,251,273)

Distributions to Preferred Shareholders:
Net investment income	(541,886	)*	(1,032,621)
Net realized short term gain	—		(415,188)
Net realized long term gain	(232,237	)*	(87,364)

Total Distributions to Preferred Shareholders	(774,123)		(1,535,173)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	11,572,585		(4,786,446)

Distributions to Common Shareholders:
Net investment income	(1,036,047	)*	(910,496)
Net realized short term gain	—		(366,085)
Net realized long term gain	(444,020	)*	(77,032)
Return of capital	(986,711	)*	(3,580,046)

Total Distributions to Common Shareholders	(2,466,778)		(4,933,659)

Fund Share Transactions:
Net decrease in net assets from repurchase of common shares	—		(1,837)
Net decrease from costs charged to repurchase of common shares	—		(150)

Net Decrease in Net Assets from Fund Share Transactions	—		(1,987)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	9,105,807		(9,722,092)

Net Assets Attributable to Common Shareholders:
Beginning of year	80,445,353		90,167,445

End of period (including undistributed net investment income of $758,805 and $50,831, respectively)	$89,551,160		$80,445,353

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2016		Year Ended December 31,
	(Unaudited)		2015		2014		2013	2012		2011
Operating Performance:
Net asset value, beginning of year	$19.57		$21.93		$22.36		$20.44	$20.57		$20.49

Net investment income	0.56		0.60		0.86		0.44	0.51		0.57
Net realized and unrealized gain on investments, swap contracts, and foreign currency transactions	2.44		(1.39)		0.47		4.13	0.56		0.71

Total from investment operations	3.00		(0.79)		1.33		4.57	1.07		1.28

Distributions to Preferred Shareholders: (a)
Net investment income	(0.13	)*	(0.25)			(0.30)	(0.29)	—		—
Net realized gain	(0.06	)*	(0.12)			(0.26)	(0.17)	—		—

Total distributions to preferred shareholders		(0.19)	(0.37)			(0.56)	(0.46)	—		—

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	2.81		(1.16)		0.77		4.11	1.07		1.28

Distributions to Common Shareholders:
Net investment income	(0.25	)*	(0.22)			(0.39)	(0.25)		(0.55)	(0.60)
Net realized gain	(0.11	)*	(0.11)			(0.33)	(0.15)		(0.32)	(0.39)
Return of capital	(0.24	)*	(0.87)			(0.48)	(0.80)		(0.33)	(0.21)

Total distributions to common shareholders		(0.60)	(1.20)			(1.20)	(1.20)		(1.20)	(1.20)

Fund Share Transactions:
Increase/(Decrease) in net asset value from common share transactions	—		—		—		0.01	(0.00	)(b)	0.00 (b)
Decrease in net asset value from common shares issued in rights offering	—		—		—		(0.88)	—		—
Increase/(Decrease) in net asset value from repurchase of common shares	—		0.00	(b)	(0.00	)(b)	—	—		—
Net decrease from costs charged to repurchase of common shares	—		(0.00	)(b)	—		—	—		—
Offering expenses charged to paid-in capital	—		—		(0.00	)(b)	(0.12)	—		—

Total Fund share transactions	—		0.00	(b)	(0.00	)(b)	(0.99)	(0.00	)(b)	0.00 (b)

Net Asset Value Attributable to Common Shareholders, End of Period	$21.78		$19.57		$21.93		$22.36	$20.44		$20.57

NAV total return †		14.68%	(5.52)%			3.53%	21.54%		5.42%	6.39%

Market value, end of period	$18.59		$16.70		$19.43		$20.04	$20.88		$21.08

Investment total return **		15.31%	(8.16)%			2.98%	7.32%		5.09%	10.12%

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2016		Year Ended December 31,
	(Unaudited)		2015		2014	2013	2012	2011
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$140,860		$131,749		$141,789	$143,724	—	—
Net assets attributable to common shares, end of period (in 000’s)	$89,551	(c)	$ 80,445		$ 90,167	$ 92,103	$63,256	$63,334
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	5.53	%(c)(d)	2.81%		3.85%	2.40%	2.50%	2.75%
Ratio of operating expenses to average net assets attributable to common shares	1.42	%(c)(d)(e)	1.41	%(e)	1.39%	1.22%	1.24%	1.36%
Ratio of operating expenses to average net assets including liquidation value of preferred shares	0.88	%(c)(d)(e)	0.89	%(e)	0.89%	0.74%	—	—
Portfolio turnover rate	8.1%		14.2%		26.6%	28.2%	6.0%	5.9%
Preferred Shares:
Series A Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$51,304		$ 51,304		$ 51,621	$ 51,621	—	—
Total shares outstanding (in 000’s)	1,026		1,026		1,032	1,032	—	—
Liquidation preference per share	$50.00		$ 50.00		$ 50.00	$ 50.00	—	—
Average market value(f)	$50.91		$ 50.49		$ 50.55	$ 50.88	—	—
Asset coverage per share	$137.28		$ 128.40		$ 137.34	$ 139.21	—	—
Asset coverage	275%		257%		275%	278%	—	—

†

Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
**

Based on market value per share at initial public offering of $20.00 per share, adjusted for reinvestments of distributions at prices obtained under the Fund’s dividend reinvestment plan and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

(a)	Calculated based upon average common shares outstanding on the record dates throughout the years.
(b)	Amount represents less than $0.005 per share.
(c)

During the six months ended June 30, 2016, the fund received one time reimbursement of custody expenses paid in prior years. Had such reimbursement be included in this period, the annualized expenses ratios would have been 1.22% attributable to common shares and 0.75% including liquidation value of preferred shares.

(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2016 and the year ended December 31, 2015, there was no impact on the expense ratios.

(f)	Based on weekly prices.

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Utility & Income Trust (the “Fund”) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on March 8, 2004 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced on May 28, 2004.

The Fund’s investment objective is to seek a consistent level of after-tax total return over the long term with an emphasis currently on qualified dividends. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities (including preferred securities) of domestic and foreign companies involved to a substantial extent in providing products, services, or equipment for the generation or distribution of electricity, gas, or water and infrastructure operations, and in equity securities (including preferred securities) of companies in other industries, in each case in such securities that are expected to pay periodic dividends.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 06/30/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES (a)	$ 63,797,236	—	—	$ 63,797,236
COMMUNICATIONS
Cable and Satellite	8,981,976	$ 10,785		8,992,761
Other Industries (a)	25,474,141	—	—	25,474,141
OTHER
Aerospace	959,502	—	$ 9,575	969,077
Other Industries (a)	20,183,487	—	—	20,183,487

Total Common Stocks	119,396,342	10,785	9,575	119,416,702

Convertible Preferred Stocks (a)	79,264	—	—	79,264
Rights (a)	—	—	23,928	23,928
Warrants (a)	—	32,592	—	32,592
Convertible Corporate Bonds (a)		459,047	—	459,047
U.S. Government Obligations	—	20,447,430	—	20,447,430

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$119,475,606	$20,949,854	$33,503	$140,458,963

OTHER FINANCIAL INSTRUMENTS:*
Assets (Unrealized Appreciation):
EQUITY CONTRACT
Contract for Difference Swap Agreements	—	$ 27,060	—	$ 27,060

LIABILITIES (Unrealized Depreciation):
FORWARD CURRENCY EXCHANGE CONTRACTS
Forward Foreign Exchange Contracts	—	(1,437)	—	(1,437)

TOTAL OTHER FINANCIAL INSTRUMENTS:	—	$ 25,623		$ 25,623

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2016 are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements.

The Fund has entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc. Details of the swaps at June 30, 2016 are reflected within the Schedule of Investments and further details are as follows:

Notional Amount	Equity Security Received	Interest Rate/ Equity Security Paid	Termination Date	Net Unrealized Appreciation
	Market Value Appreciation on:	One month LIBOR plus 90 bps plus Market Value Depreciation on:

$446,535 (50,000 Shares)	Rolls-Royce Holdings plc	Rolls-Royce Holdings plc	06/28/17	$27,060

The Fund’s volume of activity in equity contract for difference swap agreements during the six months ended June 30, 2016 had an average monthly notional amount of approximately $707,557.

As of June 30, 2016, the value of equity contract for difference swap agreements can be found in the Statement of Assets and Liabilities under Assets, Unrealized appreciation on swap contracts. For the six months ended June 30, 2016, the effect of equity contract for difference swap agreements can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency, Net realized gain on swap contracts and Net change in unrealized appreciation/depreciation on swap contracts.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Forward foreign exchange contracts at June 30, 2016 are reflected within the Schedule of Investments. The Fund’s volume of activity in forward foreign exchange contracts during the six months ended June 30, 2016 had an average monthly notional amount of approximately $300,000 over the period that the forwards were outstanding.

As of June 30, 2016, the value of forward foreign exchange contracts can be found in the Statement of Assets and Liabilities under Liabilities, Unrealized depreciation on forward foreign exchange contracts. For the six months ended June 30, 2016, the effect of forward foreign exchange contracts can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency, Net realized loss on foreign currency transactions and Net change in unrealized appreciation/depreciation on foreign currency translations.

At June 30, 2016, the Fund’s derivative assets and liabilities (by type) are as follows:

	Gross Amounts of	Gross Amounts
	Recognized Assets	Available for	Net Amounts of
	Presented in the	Offset in the	Assets Presented in the
	Statement of	Statement of Assets	Statement of
	Assets and Liabilities	and Liabilities	Assets and Liabilities

Assets
Equity Contract for Difference Swap Agreements	$27,060	—	$27,060

	Gross Amounts of	Gross Amounts
	Recognized Liabilities	Available for	Net Amounts of
	Presented in the	Offset in the	Liabilities Presented in
	Statement of	Statement of Assets	the Statement of
	Assets and Liabilities	and Liabilities	Assets and Liabilities

Liabilities
Forward Foreign Exchange Contracts	$1,437	—	$1,437

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The following table presents the Fund’s derivative assets and liabilities by counterparty net of the related collateral segregated by the Fund for the benefit of the counterparty as of June 30, 2016:

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount

Counterparty
The Goldman Sachs Group Inc.	$27,060	$(27,060)	—	—

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount

Counterparty
State Street Bank and Trust Co.	$1,437	$(1,437)	—	—

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Fund did not hold restricted securities as of June 30, 2016.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, and timing differences. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2015 was as follows:

	Year Ended December 31, 2015
	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term gains)	$1,276,581	$1,447,809
Net long term capital gains	77,032	87,364
Return of capital	3,580,046	—

Total distributions paid	$4,933,659	$1,535,173

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2015, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments, swap contracts, and foreign currency translations	$18,989,192
Qualified late year loss deferral*	(278,510)
Other temporary differences**	(17,101)

Total	$18,693,581

*	Under the current law, qualified late year losses realized after October 31 and prior to the Fund’s year end may be elected as occurring on the first day of the following year.
**	Other temporary differences were primarily due to current year dividends payable.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2016:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$113,256,538	$37,222,177	$(10,019,752)	$27,202,425

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2016, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2016, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

3. Agreements and Transactions with Affiliates and Other Arrangements. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, currently equal on an annual basis to 0.50% of the value of the Fund’s average weekly total assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2016, the Fund paid brokerage commissions on security trades of $6,666 to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2016, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period ended June 30, 2016 was $1,018.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2016, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). For the six months ended June 30, 2016, the Fund paid or accrued $60,380 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman receives an annual fee of $2,000, and the Lead Trustee receives an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2016, other than short term securities and U.S. Government obligations, aggregated $9,426,241 and $13,513,910, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2016, the Fund did not repurchase and retire any shares in the open market. During the year ended December 31, 2015, the Fund repurchased and retired 114 shares in the open market at a cost of $1,837 and an average discount of approximately 18.60% from its NAV.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

In April 2013, the Fund distributed transferable rights for each of the 3,097,284 common shares outstanding. Three rights were required to purchase one additional common share and one newly issued Series A Cumulative Puttable and Callable Preferred Share (“Series A Preferred”) at the combined subscription price of $68.50 (consisting of $18.50 for each common share plus $50.00 for each Series A Preferred share). On June 19, 2013, the Fund issued 1,032,428 common shares and 1,032,428 Series A Preferred, receiving $70,286,465, after the deduction of offering expenses and solicitation fees of $369,721 and $65,132, respectively. The NAV per share of the Fund was reduced by approximately $1.00 as a result of the issuance of common shares below NAV.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A Preferred Shares at the redemption price of $50 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The liquidation value of Series A Preferred is $50 per share. The Series A Preferred has an initial annual dividend rate of 6.00% for the four dividend periods beginning in September 2014 ending on or prior to June 26, 2015, and 3.00% for the subsequent eight dividend periods ending on or prior to June 26, 2016. The Board increased the annual dividend rate to 3.8%, effective for the dividend periods after the dividend period ending June 27, 2016. The annual dividend rate of 3.8% was determined based on the terms of the Series A Preferred shares. The Fund will redeem all or any part of the Series A Preferred that holders have properly submitted for redemption during the thirty day period prior to June 26, 2018 at the liquidation value plus any accumulated and unpaid dividends. The Series A Preferred is noncallable before June 19, 2018. At June 30, 2016, 1,026,082 Series A Preferred were outstanding and accrued dividends amounted to $21,662.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

6. Industry Concentration. Because the Fund primarily invests in common stocks and other securities of foreign and domestic companies in the utility industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broad range of investments.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Shareholder Meeting – May 9, 2016 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 9, 2016 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Vincent D. Enright and Michael J. Melarkey as Trustees of the Fund. A total of 4,524,961 and 4,530,156 votes were cast in favor of these Trustees, respectively, and a total of 204,240 and 199,045 votes were withheld for these Trustees, respectively.

Anthony J. Colavita, James P. Conn, Salvatore M. Salibello, CPA, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

The Gabelli Global Utility & Income Trust

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At its meeting on May 18, 2016, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the performance of the Fund against a peer group of utility and infrastructure closed-end funds selected by Broadridge. The Independent Board Members noted that the Fund’s performance ranked fourth out of the nine funds in the peer group for the one year period and seventh out of the nine funds for the three, five, and ten year periods. The Independent Board Members also reviewed performance of the Fund in relation to the Broadridge closed-end core, growth, and equity funds. In the one year period, the Fund’s performance was in the first quartile, and in the three and five year periods, the Fund’s performance was in the third quartile.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such charge and found the profitability to be below normal. The Board also noted that a portion of the Fund’s portfolio transactions was executed by the Adviser’s affiliated broker, resulting in incremental profits to the broker.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund was a closed-end fund and unlikely to realize any economies of scale potentially available through growth in the absence of additional offerings and that the rights offering had not appeared to produce economies of scale for the Adviser.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the same peer groups of and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s total expense ratios were above average and the Fund’s size was below average within the group. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record within its conservative stance. The Independent Board Members also concluded that the Fund’s expense ratios were reasonable in light of the Fund’s size, and that, in part due to the Fund’s structure as a closed-end fund, economies of scale

The Gabelli Global Utility & Income Trust

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

were not a significant factor in their thinking. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board Members deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Enrollment in the Plan

It is the policy of The Gabelli Global Utility & Income Trust to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder, you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit shares of common stock to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their stock certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

The Gabelli Global Utility & Income Trust

c/o Computershare

P.O. Box 30170

College Station, TX 77842-3170

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact Computershare at (800) 336-6983.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name, your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of shares of common stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common stock valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common stock at the time of valuation exceeds the market price of the common stock, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common stock in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common stock exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 30170, College Station, TX 77842–3170 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.

Shareholders wishing to liquidate shares held at Computershare must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Global Utility & Income Trust is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 8, 2016, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGLUX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e info@gabelli.com

   GABELLI.COM

TRUSTEES

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Salvatore M. Salibello, CPA

Senior Partner,

Bright Side Consulting

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

David I. Schachter

Vice President

Adam E. Tokar

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GLU Q2/2016

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/16 through 01/31/16	Common - N/A Preferred Series B - N/A	Common - N/A Preferred Series B - N/A	Common - N/A Preferred Series B - N/A	Common - 4,111,297 Preferred Series B - 1,026,082
Month #2 02/01/16 through 02/29/16	Common - N/A Preferred Series B - N/A	Common - N/A Preferred Series B - N/A	Common - N/A Preferred Series B - N/A	Common - 4,111,297 Preferred Series B - 1,026,082
Month #3 03/01/16 through 03/31/16	Common - N/A Preferred Series B - N/A	Common - N/A Preferred Series B - N/A	Common - N/A Preferred Series B - N/A	Common - 4,111,297 Preferred Series B - 1,026,082
Month #4 04/01/16 through 04/30/16	Common - N/A Preferred Series B - N/A	Common - N/A Preferred Series B - N/A	Common - N/A Preferred Series B - N/A	Common - 4,111,297 Preferred Series B - 1,026,082
Month #5 05/01/16 through 05/31/16	Common - N/A Preferred Series B - N/A	Common - N/A Preferred Series B - N/A	Common - N/A Preferred Series B - N/A	Common - 4,111,297 Preferred Series B - 1,026,082
Month #6 06/01/16 through 06/30/16	Common - N/A Preferred Series B - N/A	Common - N/A Preferred Series B - N/A	Common - N/A Preferred Series B - N/A	Common - 4,111,297 Preferred Series B - 1,026,082
Total	Common - N/A Preferred Series B - N/A	Common - N/A Preferred Series B - N/A	Common - N/A Preferred Series B - N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.
b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.
Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $50.00.
c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Global Utility & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/01/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/01/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/01/2016

* Print the name and title of each signing officer under his or her signature.